Revenues by Product Lines (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from External Customer [Line Items]
Total revenues	$ 2,329.9	$ 2,166.8	$ 2,064.9
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues	507.8	480.5	472.4
Other
Revenue from External Customer [Line Items]
Total revenues	47.1	33.4	41.2
Products and licenses
Revenue from External Customer [Line Items]
Total revenues	554.9	513.9	513.6
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues	858.0	755.2	671.1
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues	$ 917.0	$ 897.7	$ 880.2